Intangible Assets, Net	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
11. Intangible Assets, Net
A summary of intangible assets, net is presented in the table below:

	December 31, 2015			December 31, 2014			Weighted Average Amortization Period (Years)
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	(In thousands)
Amortizable assets:
Licenses and permits	$20,427	$(13,729)	$6,698	$20,427	$(12,148)	$8,279	4.3
Customer relationships	7,551	(3,921)	3,630	7,551	(3,366)	4,185	6.5
Rights-of-way and other	6,839	(1,797)	5,042	7,878	(3,613)	4,265	7.8
	34,817	(19,447)	15,370	35,856	(19,127)	16,729
Unamortizable assets:
Franchise rights and trademarks	50,500	—	50,500	50,500	—	50,500
Liquor licenses	19,075	—	19,075	18,723	—	18,723
Intangible assets, net	$104,392	$(19,447)	$84,945	$105,079	$(19,127)	$85,952

Intangible asset amortization expense was $2.9 million, $2.8 million and $2.8 million for the years ended December 31, 2015, 2014 and 2013, respectively, based upon estimates of useful lives ranging from 1 to 35 years. Estimated amortization expense for the next five fiscal years is as follows (in thousands):

2016	$2,739
2017	2,798
2018	2,798
2019	2,130
2020	1,186